Long-Term Debt Guarantors (Tables)	12 Months Ended
Dec. 31, 2021
Long Term Debt Guarantor Disclosure [Abstract]
Condensed Consolidated Statement of Financial Position
Statements of Financial Position

	Parent and Guarantor Subsidiaries
	2021	2020
Assets
Current assets	$219,013	$227,265
Property, plant and equipment	1,909,951	2,085,460
Other non-current assets	79,033	79,104

	Parent and Guarantor Subsidiaries
	2021	2020
Liabilities
Current liabilities	$200,784	$123,472
Long-term debt	1,106,794	1,236,210
Other non-current liabilities	87,411	86,303
Excluded from the statements of loss and statements of financial position above are the following intercompany transactions and balances that the Obligor Group had with the non-guarantor
subsidiaries:

	Parent and Guarantor Subsidiaries
	2021	2020
Assets
Accounts receivable, intercompany	$34,373	$35,500
Short-term advances to affiliates	11,686	13,359

	Parent and Guarantor Subsidiaries
	2021	2020
Liabilities
Accounts payable and accrued liabilities, intercompany	$33,820	$25,374
Long-term advances from affiliates	128,606	89,830

Condensed Consolidated Statement of Net Earnings (Loss)
Statements of Loss

	Parent and Guarantor Subsidiaries
	2021	2020
Revenue	$844,619	$752,794
Expenses	690,149	548,991
Earnings before income taxes, loss (gain) on redemption and repurchase of unsecured senior notes, loss on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization	154,470	203,803
Net loss	(171,030)	(144,086)